SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Balance Sheet (in thousands) (Details) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
Current Assets:
Cash and cash equivalents	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000
Marketable securities, available for sale (Notes 2,3)	31,000		137,000
Advances and accounts receivable	133,000		87,000	38,000
Farm product (Note 2)			43,000
Deposits and other current assets	50,000		20,000	16,000
Total Current Assets	1,799,000		1,064,000	699,000
Property, equipment and software, net (Note 2)	1,219,000		1,129,000	156,000
Other Assets
Debt issuance costs	527,000		663,000
Land (Note 2)	3,657,000		2,968,000	1,279,000
Water rights and infrastructure (Note 2)			28,786,000	24,216,000
Options on real estate and water shares (Note 2)				100,000
Dam and water infrastructure construction in progress (Note 2)	755,000		848,000	489,000
Discontinued operations - assets held for sale (Notes 2, 6)				259,000
Total Other Assets	35,330,000		33,265,000	26,343,000
TOTAL ASSETS	38,348,000		35,458,000	27,198,000
Current Liabilities:
Accounts payable	384,000		631,000	463,000
Current portion of notes payable (Note 4)	10,795,000		32,000
Accrued liabilities	548,000		495,000	114,000
Total Current Liabilities	11,727,000		1,158,000	577,000
Notes Payable - Long Term			13,508,000
Total Liabilities			14,666,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	24,000		23,000	20,000
Additional paid-in capital			38,357,000
Accumulated comprehensive (loss)	(15,000)		(51,000)
Accumulated (deficit)			(19,699,000)
Total Two Rivers Water Company Shareholders' Equity			18,630,000
Noncontrolling interest in subsidiary (Note 2)	2,166,000		2,162,000	2,111,000
Total Stockholders' Equity			20,792,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	38,348,000		35,458,000	27,198,000
CHANGE
Current Liabilities:
Notes Payable - Long Term			(1,404,000)
Total Liabilities			(1,404,000)
Stockholders' Equity:
Additional paid-in capital			1,490,000
Accumulated (deficit)			(86,000)
Total Two Rivers Water Company Shareholders' Equity			1,404,000
RESTATED
Current Assets:
Cash and cash equivalents			777,000
Marketable securities, available for sale (Notes 2,3)			137,000
Advances and accounts receivable			87,000
Farm product (Note 2)			43,000
Deposits and other current assets			20,000
Total Current Assets			1,064,000
Property, equipment and software, net (Note 2)			1,129,000
Other Assets
Debt issuance costs			663,000
Land (Note 2)			2,968,000
Water rights and infrastructure (Note 2)			28,786,000
Options on real estate and water shares (Note 2)
Dam and water infrastructure construction in progress (Note 2)			848,000
Discontinued operations - assets held for sale (Notes 2, 6)
Total Other Assets			33,265,000
TOTAL ASSETS			35,458,000
Current Liabilities:
Accounts payable			631,000
Current portion of notes payable (Note 4)			32,000
Accrued liabilities			495,000
Total Current Liabilities			1,158,000
Notes Payable - Long Term			12,104,000
Total Liabilities			13,262,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively			23,000
Additional paid-in capital			39,847,000
Accumulated comprehensive (loss)			(51,000)
Accumulated (deficit)			(19,785,000)
Total Two Rivers Water Company Shareholders' Equity			20,034,000
Noncontrolling interest in subsidiary (Note 2)			2,162,000
Total Stockholders' Equity			22,196,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			$ 35,458,000